5. Plant and equipment (Tables)	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Plant and equipment
	Cost	Accumulated depreciation	Net book value June 30, 2016	Net book value December 31, 2015
			Unaudited
Computer equipment	$21,278	$16,225	$5,053	$5,945
Computer software	9,848	7,386	2,462	4,924
Furniture and equipment	353,431	272,005	81,426	94,651
Leasehold improvement	142,793	87,219	55,574	65,382
Medical equipment	4,491	3,574	917	1,047
Vehicles	64,175	46,170	18,005	21,182
	$596,016	$432,579	$163,437	$193,131